Loss per Share - Summary of Basic and Diluted Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Loss attributable to equity holders of the Company		€ (64,685)	€ (47,429)	€ (23,256)
Weighted average number of shares		19,196,440	13,236,649	5,871,237
Basic (and diluted) loss per share	[1],[2]	€ (3.37)	€ (3.58)	€ (3.96)

[1]	For the periods included in these financial statements, the share options are not included in the diluted loss per share calculation as the Company was loss-making in all these periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted loss per share is equal.
[2]	The basic (and diluted) loss per share is adjusted for the 2015 period based on the reverse share split with reference to note 14 regarding the capital reorganization.